October 31, 2014

VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attn:           Ms. Catherine Gordon

Re:
Post-Effective Amendment No. 124 to the Registration Statement on Form N-1A of Deutsche European Equity Fund (the “Fund”), a series of Deutsche Global/International Fund, Inc. (the “Registrant”) (Reg. Nos.  033-05724,  811-04670)

To the Commission:

On behalf of the Registrant, under separate cover, we are filing today through the EDGAR system Post-Effective Amendment No. 124 (“Amendment No. 124”) to the Registration Statement, which relates solely to the Fund and does not relate to any other series or class of the Registrant. Amendment No. 124 is being filed pursuant to Rule 485(a)(3) under the Securities Act of 1933 (the “1933 Act”) and Rule 8b-16 under the Investment Company Act of 1940 (the “1940 Act”).

Pursuant to Rule 461 and Rule 485(a)(3) under the 1933 Act, the Registrant, on behalf of the Fund, and DeAWM Distributors, Inc., the Fund’s principal underwriter, hereby request that the effective date of Amendment No. 124 be accelerated so that it will be declared effective on November 3, 2014.

With respect to the Fund’s request for acceleration of the effective date of Amendment No. 124, please be advised that the Registrant acknowledges that:

(1) the Registrant is responsible for the adequacy and accuracy of the disclosure in its filings;

(2) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

(3) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

(4) the Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
If you have any questions relating to Amendment No. 124 or to this acceleration request, please contact Laura McCollum of our office at 617-295-3681.

United States Securities and Exchange Commission
October 31, 2014

Very truly yours,

Deutsche Global/International Fund, Inc., on behalf of
Deutsche European Equity Fund

DeAWM Distributors, Inc.

By:   /s/Caroline Pearson
        Caroline Pearson
Chief Legal Officer, Deutsche European Equity Fund, and Secretary, DeAWM Distributors, Inc.

cc:	Elizabeth Reza, Esq., Ropes & Gray LLP